TOMORROW FUNDS
                                RETIREMENT TRUST


                               SEMI-ANNUAL REPORT

                                 JUNE 30, 1997
                                  (UNAUDITED)



                           CORE LARGE-CAP STOCK FUND
                           CORE SMALL CAP STOCK FUND

TOMORROW FUNDS RETIREMENT TRUST

TABLE OF CONTENTS

(Schedules of Investments)
    Core Large-Cap Stock Fund .............................................    2
    Core Small-Cap Stock Fund .............................................    5
Statements of Assets and Liabilities ......................................   10
Statements of Operations ..................................................   11
Statements of Changes in Net Assets .......................................   12
Notes to Financial Statements .............................................   13
Financial Highlights ......................................................   17


TOMORROW FUND RETIREMENT TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)


  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----

                           CORE LARGE-CAP STOCK FUND

                COMMON STOCK (88.4%)
                BASIC MATERIALS (6.3%)
    185         Dow Chemical Co ................................         $16,118
    235         Monsanto Co ....................................          10,120
    360         Barrick Gold Corp ..............................           7,920
     88         Phelps Dodge Corp ..............................           7,497
    117         PPG Industries Inc .............................           6,801
    117         Great Lakes Chemical Corp ......................           6,128
    374         Placer Dome Inc ADR ............................           6,124
    105         W.R. Grace & Co ................................           5,788
    105         Crown Cork & Seal Inc ..........................           5,611
     66         Reynolds Metals Co .............................           4,702
    144         Inco Ltd .......................................           4,329
     48         Rohm & Haas Co .................................           4,323
    110         James River Corp of Virginia ...................           4,070
    194         Engelhard Corp .................................           4,062
    114         USX US Steel Group .............................           3,997
     99         Newmont Mining Corp ............................           3,861
     64         Nucor Corp .....................................           3,616
     94         Sigma Aldrich Corp .............................           3,296
     61         Temple Inland Inc ..............................           3,294
    133         Cyprus Amax Minerals Co ........................           3,258
     80         Boise Cascade Corp .............................           2,825
    188         Homestake Mining Co ............................           2,456
     92         Inland Steel Industries Inc ....................           2,404
    224        +Bethlehem Steel Corp ...........................           2,338
     86         Allegheny Teledyne Inc .........................           2,322
     46         Union Camp Corp ................................           2,300
     51         Bemis Inc ......................................           2,212
     70         Westvaco Corp ..................................           2,201
     25         FMC Corp .......................................           1,986
    103         Worthington Industries Inc .....................           1,886
     44         Avery Dennison Corp ............................           1,765
     37         BF Goodrich Co .................................           1,603
    100         Stone Container Corp ...........................           1,431
     47         Ball Corp ......................................           1,413
     29         Aeroquip Vickers Inc ...........................           1,370
     35         Nalco Chemical Co ..............................           1,352
    231         Echo Bay Mines Ltd .............................           1,328
    159        +Armco Inc ......................................             616
     38         Unisource Worldwide Inc ........................             608
                                                                         -------
                                                                         149,331
                                                                         -------

                CONSUMER CYCLICAL (12.0%)
  1,150         Chrysler Corp ..................................          37,734
    312         Eastman Kodak Co ...............................          23,946
    212         Walt Disney Co .................................          17,013
    398         +Viacom Inc. Cl B ..............................          11,940
    340         Mattel Inc .....................................          11,518
    237         May Department Stores Co .......................          11,198
    482         The Limited Inc ................................           9,761
     89         Gannet Inc .....................................           8,789


  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----

                      CORE LARGE-CAP STOCK FUND (continued)

    225         Gap Inc ........................................         $ 8,747
    156         Dayton Hudson Corp .............................           8,297
    170         Masco Corp .....................................           7,097
    110         Fluor Corp .....................................           6,071
     96         Tandy Corp .....................................           5,376
    106         New York Times Co Cl A .........................           5,247
    136         Dillards Department Stores - Cl A ..............           4,709
    375         K Mart Stores ..................................           4,594
    135         Genuine Parts Co ...............................           4,573
    109         Dow Jones & Co Inc .............................           4,380
    113         Black & Decker Corp ............................           4,202
     70         McGraw-Hill Companies Inc ......................           4,117
     79         Rite Aid Corp ..................................           3,940
     81         Harcourt General ...............................           3,858
     67         Polaroid Corp ..................................           3,718
     42         VF Corp ........................................           3,559
    135         Maytag Corp ....................................           3,527
     67         CVS Corp .......................................           3,434
     94         Echlin Inc .....................................           3,384
     69         Clairborne (Liz) Inc ...........................           3,217
    122         Wendy's International ..........................           3,164
     71         Owens Corning ..................................           3,062
    139         Cooper Tire & Rubber ...........................           3,058
     65         Reebok International Ltd .......................           3,039
     61         Knight- Ridder Inc .............................           2,993
     62         Tribune Co .....................................           2,980
     40         Armstrong World Industries Inc .................           2,935
     77         American Greetings-Cl A ........................           2,859
     80         Circuit City Stores ............................           2,845
     94         Hasbro Inc .....................................           2,667
     86         Sherwin-Williams Co ............................           2,655
    106        +Woolworth Corp .................................           2,544
     37         Mercantile Stores ..............................           2,329
    102         Viad Corp ......................................           1,964
     70         TJX Companies Inc ..............................           1,846
     50         King World Productions Inc .....................           1,750
     98         Navistar International Corp ....................           1,691
     52        +Fruit of The Loom Inc ..........................           1,612
     60         Jostens Inc ....................................           1,605
     80         Moore Corp Ltd .................................           1,575
     28        +Payless Shoesource Inc .........................           1,531
     34         Snap-On Inc ....................................           1,339
     40         Russell Corp ...................................           1,185
     20         Springs Industries, Inc ........................           1,055
     32         Meredith Corp ..................................             928
     54         Stride Rite Corp ...............................             695
     25         Hilton Hotels Corp .............................             664
     29         Luby's Cafeterias Inc ..........................             578
                                                                         -------
                                                                         285,094
                                                                         -------

                CONSUMER NON CYCLICAL (10.7%)
    680         Coca Cola Co ...................................          47,430


                       See notes to financial statements                  Page 2






TOMORROW FUND RETIREMENT TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)


  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----

                      CORE LARGE-CAP STOCK FUND (continued)

    101         Unilever NV ADR ................................         $21,620
    205         Kellogg Co .....................................          17,553
    309         Heinz H J Co ...................................          14,253
    174         Colgate- Palmolive Co ..........................          11,354
    483         Archer Daniels Midland Co ......................          11,351
    254         Anheuser- Busch Companies Inc ..................          10,652
    165         Conagra Inc ....................................          10,581
    118         Ralston Purina Co ..............................           9,698
    102         CPC International Inc ..........................           9,416
    258         Kroger Co ......................................           7,482
    109         General Mills Inc ..............................           7,099
    158         Quaker Oats Co .................................           7,090
     82         Pioneer Hi Bred International ..................           6,560
    234         UST Inc ........................................           6,493
    105         International Flavors &
                Fragrances Inc .................................           5,302
     69         Avon Products Inc ..............................           4,869
     96         American Stores Co .............................           4,740
    115         Winn Dixie Stores Inc ..........................           4,284
     76         Hershey Foods Corp .............................           4,204
    100         Albertsons Inc .................................           3,650
     26         Clorox Co ......................................           3,432
    127         Whitman Corp ...................................           3,215
    100         Waste Management Inc ...........................           3,212
     87         Sysco Corp .....................................           3,175
     74         Giant Food Inc Cl A ............................           2,414
     60         Supervalu Inc ..................................           2,070
    123         Dial Corp ......................................           1,922
     51         Tupperware Corp ................................           1,861
     36         Ecolab Inc .....................................           1,719
     29         Brown-Forman Corp Cl B .........................           1,416
     74         Fleming Companies Inc ..........................           1,332
     43         Premark International Inc ......................           1,150
     32         Coors (Adolph) Co Cl B .........................             852
     28         Great Atlantic & Pacific Tea ...................             761
                                                                         -------
                                                                         254,212
                                                                         -------

                ENERGY (14.4%)
  1,320         Exxon Corp .....................................          81,180
  1,108         Royal Dutch Petroleum Co ADR ...................          60,248
    464         Mobil Corp .....................................          32,422
    292         Amoco Corp .....................................          25,386
    317         Chevron Corp ...................................          23,438
    134         Schlumberger Ltd ...............................          16,750
    137         Texaco Inc .....................................          14,899
    340         Phillips Petroleum Co ..........................          14,875
    186         Atlantic Richfield Co. .........................          13,113
    431         Occidental Petroleum Corp ......................          10,802
    117         Halliburton Co. ................................           9,272
    153         Williams Companies Inc .........................           6,694
    107         Coastal Corp ...................................           5,691
    127         Burlington Resources Inc .......................           5,604
     78         Amerada Hess Corp ..............................           4,334

  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----

                      CORE LARGE-CAP STOCK FUND (continued)

    105         Baker Hughes Inc ...............................         $ 4,062
     98         Sun Co Inc .....................................           3,038
     30         Kerr Mcgee Corp ................................           1,901
     83        +Oryx Energy Co .................................           1,753
     21         Pennzoil Co ....................................           1,612
     28         Louisiana Land & Exploration Co ................           1,600
     33         Ashland Inc ....................................           1,530
     38        +Rowan Companies ................................           1,071
     71        +Santa-Fe Energy Resources ......................           1,043
                                                                         -------
                                                                         342,318
                                                                         -------

                FINANCIAL (8.5%)
    200         American International Group Inc ...............          29,875
    400         BankAmerica Corp ...............................          25,825
    200         Citicorp .......................................          24,112
    300         Travelers Group Inc ............................          18,919
    300         Fannie Mae .....................................          13,087
    100         Chase Manhattan Corp ...........................           9,706
    127         Lincoln National Corp Ltd ......................           8,176
     79         Loews Corp .....................................           7,910
    100         Allstate Corp ..................................           7,300
     76         First Bank System Inc ..........................           6,489
     99         U.S. Bancorp ...................................           6,348
    148         UNUM Corp ......................................           6,216
     86         Marsh & McLennan Cos ...........................           6,138
     64         St Paul Companies Inc ..........................           4,880
     70         NationsBank Corp ...............................           4,515
     44         Transamerica Corp ..............................           4,117
     76         National City Corp .............................           3,990
     80         Safeco Corp ....................................           3,735
     44         Jefferson- Pilot Corp ..........................           3,074
    117         USF&G Corp .....................................           2,808
     25         Republic NY Corp ...............................           2,688
     23         American General Corp ..........................           1,098
                                                                         -------
                                                                         201,006
                                                                         -------

                HEALTH (11.5%)
    404         Lilly Eli & Co .................................          44,162
    486         Bristol-Myers Squibb Co ........................          39,366
    682         Schering-Plough Corp ...........................          32,651
    316         American Home Products Corp ....................          24,174
    543         Pharmacia & Upjohn Inc .........................          18,869
    140         Warner Lambert Co ..............................          17,395
    257         Amgen Inc ......................................          14,938
    204         Corning Inc ....................................          11,347
    100         Merck & Co Inc .................................          10,350
    148        +Boston Scientific Corp .........................           9,093
    262         Humana Inc .....................................           6,059
    188        +Tenet Healthcare Corp ..........................           5,558
    153         Service Corp International .....................           5,030
     91         Becton Dickinson & Co ..........................           4,607
     83         Bausch & Lomb Inc ..............................           3,911


Page 3                     See notes to financial statements





TOMORROW FUND RETIREMENT TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)


  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----

                      CORE LARGE-CAP STOCK FUND (continued)

     96         St. Jude Medical Inc ...........................         $ 3,744
    169         Biomet Inc. ....................................           3,148
    118         Pall Corp ......................................           2,744
     84         Allergan Inc ...................................           2,672
     92        +ALZA Corp ......................................           2,662
     58         Millipore Corp .................................           2,552
     83        +Fresenius Medical Care ADR .....................           2,417
     63         Mallinckrodt Inc ...............................           2,394
     43         United States Surgical Corp ....................           1,602
     78        +Transitional Hospitals Corp ....................           1,238
     51        +Covance Inc ....................................             985
                                                                         -------
                                                                         273,668
                                                                         -------

                INDUSTRIALS (6.8%)
    222         Minnesota Mining & Manufacturing Co ............          22,644
    415         First Data Corp ................................          18,234
    248         Emerson Electric Co ............................          13,656
    505         Westinghouse Electric Corp .....................          11,678
    378         Dun & Bradstreet Corp ..........................           9,923
    170         Dresser Industries Inc .........................           6,333
     94         Textron Inc ....................................           6,239
     89         Tyco International Ltd .........................           6,191
    114         Cooper Industries Inc ..........................           5,671
     91         Parker Hannifin Corp ...........................           5,523
     83         Interpublic Group of Companies Inc .............           5,089
     98         Cognizant Corp .................................           3,969
     62         Dover Corp .....................................           3,813
     64         TRW Inc ........................................           3,636
     46         Cummins Engine Inc .............................           3,246
     71         Stanley Works ..................................           2,840
    205         Laidlaw Inc Cl B ...............................           2,832
     34         Raychem Corp ...................................           2,529
     57        +Ceridian Corp ..................................           2,408
     30         Grainger WW Inc ................................           2,346
     67         Deluxe Corp ....................................           2,286
     55         Harnischfeger Industries Inc ...................           2,282
     78         McDermott International Inc ....................           2,277
     75         EG &G Inc ......................................           1,687
     40         Crane Co .......................................           1,672
     71         Ogden Corp .....................................           1,544
     35         General Signal Corp ............................           1,527
     57         Cincinnati Milacron Inc ........................           1,478
     28         National Services Industries Inc ...............           1,363
     27         Briggs & Stratton Corp .........................           1,350
     25         Shared Medical Systems Corp ....................           1,350
     23         Thomas & Betts Corp ............................           1,209
     70         Safety Kleen Corp ..............................           1,181
     42         Giddings & Lewis Inc ...........................             877
                                                                         -------
                                                                         160,883
                                                                         -------

  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----

                      CORE LARGE-CAP STOCK FUND (continued)

                TECHNOLOGY (12.8%)
    450        +Microsoft Corp ................................         $56,869
    300         Intel Corp .....................................          42,544
    314         International Business Machines Corp ...........          28,319
    582         GTE Corp .......................................          25,535
    432         Boeing Co ......................................          22,923
    222         McDonnell Douglas Corp .........................          15,207
    200        +Cisco Systems Inc ..............................          13,425
    326         US West Inc ....................................          12,286
    204         Rockwell .......................................          12,036
    171         Sprint Corp ....................................           8,999
    107         Honeywell Inc ..................................           8,119
     89         Eaton Corp .....................................           7,771
    143         Raytheon Co ....................................           7,293
    163         Alltel Corp ....................................           5,450
    593        +Novell Inc .....................................           4,114
     79         International Paper Co .........................           3,836
    105        +Advanced Micro Devices Inc .....................           3,780
     42         Northrop Corp ..................................           3,688
     90         Autodesk Inc ...................................           3,448
    233        +Apple Computer Inc .............................           3,320
     36         General Dynamics ...............................           2,700
     33         Perkin Elmer Corp ..............................           2,626
     26         Harris Corp ....................................           2,184
     76         Ikon Office Solutions Inc ......................           1,895
    100        +Loral Space & Communications ...................           1,500
    190        +Unisys Corp ....................................           1,449
    126        +Amdahl Corp ....................................           1,110
     40        +Data General Corp ..............................           1,040
                                                                         -------
                                                                         303,466
                                                                         -------

                TRANSPORTATION (0.7%)
    136         Federal Express Corp ...........................           7,854
    123         Caliber Systems Inc ............................           4,582
     60         CNF Transportation Inc .........................           1,935
     43         US Airways Group Inc ...........................           1,505
                                                                          ------
                                                                          15,876
                                                                          ------

                UTILITIES (4.7%)
    465         Southern Co ....................................          10,172
    239         Enron Corp .....................................           9,754
    351         PG & E Corp ....................................           8,512
    137         Duke Energy Corp ...............................           6,567
    139         FPL Group Inc ..................................           6,403
    226         Edison International ...........................           5,622
    142         Dominion Resources Inc .........................           5,201
    117         American Electric Power Co .....................           4,914
    164         Entergy Corp ...................................           4,490


                       See notes to financial statements                 Page 4




TOMORROW FUND RETIREMENT TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)


  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----

                      CORE LARGE-CAP STOCK FUND (continued)

    117         Texas Utilities Co .............................         $ 4,029
    185         Houston Industries .............................           3,966
    110         CINergy Corp ...................................           3,829
     71         Sonat Inc ......................................           3,639
    101         Pacific Enterprises ............................           3,396
    153         Central & South West Corp ......................           3,251
     90         GPU Inc ........................................           3,229
     59         Consolidated National Gas Co ...................           3,175
     46         Columbia Gas System Inc ........................           3,001
     76         Union Electric .................................           2,864
    111         Ohio Edison Co .................................           2,421
    120         PP & L Resources Inc ...........................           2,393
     95         Public Service Entreprise ......................           2,375
     42         Northern States Power-Minnesota ................           2,174
    210        +Niagara Mohawk Power ...........................           1,798
     67         Enserch Corp ...................................           1,491
     82         Noram Energy Corp ..............................           1,250
     26         Nicor Inc ......................................             933
     26         Oneok Inc ......................................             837
                                                                         -------
                                                                         111,686
                                                                         -------

                TOTAL COMMON STOCKS
                  (Cost $1,752,713) ............................       2,097,540
                                                                       ---------

                UNIT INVESTMENT TRUSTS (4.6%)
                 (Cost $101,724)
  1,250         Standard & Poor's Depositary Receipts ..........         110,391
                                                                       ---------
                TOTAL INVESTMENTS (93.0%)
                 (Cost $1,854,437) .............................       2,207,931

                OTHER ASSETS IN EXCESS
                   OF LIABILITIES (7.0%) .......................         166,155
                                                                       ---------
                TOTAL NET ASSETS (100.0%) ......................      $2,374,086
                                                                      ==========

 + Non-income producing security.






  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----

                           CORE SMALL-CAP STOCK FUND

                COMMON STOCK (95.6%)
                BASIC MATERIALS (5.3%)
    509        +Getchell Gold Corp .............................         $17,879
  1,407        +Amax Gold Inc ..................................           8,618
  1,365        +Hecla Mining Co ................................           7,337
    157         Florida Rock Industries Inc ....................           6,378
    112         Ameron International Inc .......................           6,342
    136         Carpenter Technology Corp ......................           6,222
    150         Cambrex Corp ...................................           5,944
    205         Learonal Inc ...................................           5,842
    188         Ashland Coal Inc ...............................           5,358
    208         Mosinee Paper Corp .............................           5,096
    291         Quaker Chemical Corp ...........................           5,056
    149         Liqui-Box Corp .................................           5,029
    319         Tuscarora Inc ..................................           4,984
    393         Lawter International Inc .......................           4,962
    114         Cleveland Cliffs Inc ...........................           4,645
    145         Dexter Corp ....................................           4,640
    244         Wausau Paper Mills Co ..........................           4,605
    119         Chemed Corp ....................................           4,455
    302         Calgon Carbon Corp .............................           4,190
    318        +Coeur D'Alene Mines Corp .......................           4,114
    326         Sealright Co ...................................           3,912
    100         Greif Brothers Corp Cl A .......................           2,700
    100         Stephan Chemical Co ............................           2,462
                                                                         -------
                                                                         130,770
                                                                         -------

               CONSUMER CYCLICAL (11.4%)
    955        +AMC Entertainment Inc ..........................          17,548
    574         Meredith Corp ..................................          16,646
    818         Falcon Products Inc ............................          10,992
    885        +Playboy Enterprises Inc Cl B ...................          10,233
  1,430        +American Media Inc .............................          10,010
  1,591        +Shoney's Inc ...................................           9,447
  1,197         Uno Restaurant Corp ............................           8,454
  1,371         Ekco Group Inc .................................           7,969
    702        +Nashua Corp ....................................           7,634
    308         Osh Kosh B'Gosh Cl A ...........................           6,699
    124         Pulitzer Publishing ............................           6,572
    195         K2 Inc .........................................           6,179
    207         McClatchy Newspapers Cl A ......................           6,081
    181        +Carmike Cinemas Inc. Cl A ......................           5,928
    262         Russ Berrie & Co Inc ...........................           5,748
    202         Bassett Furniture Industries Inc. ..............           5,719
    162         Carlisle Companies Inc .........................           5,650
    271         Guilford Mills Inc .............................           5,640
    179         Fab Industries Inc .............................           5,605
    284         Sturm Ruger & Co Inc ...........................           5,574
    172         Starrett LS Co Cl A ............................           5,482
    425         Stride Rite Corp ...............................           5,472



Page 5                    See notes to financial statements





TOMORROW FUND RETIREMENT TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)


  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----
                     CORE SMALL-CAP STOCK FUND (CONTINUED)

    227         International Dairy Queen Inc Cl A .............         $ 5,448
    208         Longs Drug Stores ..............................           5,447
    151         La- Z Boy Inc ..................................           5,436
    417         Johnson Worldwilde Assoc Inc Cl A ..............           5,369
    157         John Wiley & Sons ..............................           5,318
    505         Crown Crafts Inc ...............................           5,303
    210         Standard Products Co ...........................           5,303
    127         National Presto Industries Inc .................           5,120
    149        +Avatar Holdings Inc ............................           4,991
    232         Apogee Enterprises Inc .........................           4,988
    127         Plenum Publishing Corp .........................           4,889
    164        +Lands End Inc ..................................           4,858
    177         Unitog Co ......................................           4,779
    277         Donnelly Corp ..................................           4,640
    227         Walbro Corp ....................................           4,597
    359         A.T Cross Co Cl A ..............................           4,577
    320        +Ladd Furniture Inc .............................           4,400
    493        +Lifetime Hoan Corp .............................           4,314
    216         Luby's Cafeterias Inc ..........................           4,307
    175         Waverly Inc ....................................           3,762
    156         Granite Construction Inc .......................           3,081
    530        +Topps Co .......................................           2,219
     75         Wynns International Inc ........................           2,128
                                                                         -------
                                                                         280,556
                                                                         -------

                CONSUMER NON CYCLICAL (6.7%)
    619         Interstate Bakeries Corp .......................          36,714
  1,218         Flowers Industries Inc .........................          20,478
    331         Delechamps Inc .................................          10,592
    565         Ruddick Corp ...................................           9,322
    326         Rykoff-Sexton Inc ..............................           7,600
    281         International Multifoods Corp ..................           7,060
    241         Coors (Adolph) Inc Cl A ........................           6,417
    224         Church & Dwight Co .............................           5,992
    132         Tootsie Roll Industries ........................           5,874
    297         Genovese Drugs Stores ..........................           5,847
    286         Arbor Drugs Inc ................................           5,756
    169         Stanhome Inc ...................................           5,556
    253         Caseys General Stores Inc ......................           5,447
    244         Nash Finch Corp ................................           5,399
    278         Goodmark Foods Inc .............................           5,212
    361         Blair Corp .....................................           5,189
    205         Smart and Final Inc ............................           5,023
    473         Cash America International Inc .................           4,967
    277         Strawbridge & Clothier .........................           4,501
    349         WLR Foods Inc ..................................           2,836
                                                                         -------
                                                                         165,782
                                                                         -------

                ENERGY (2.7%)
    843         Berry Petroleum Cl A ...........................          16,017
    296        +Tuboscope Vetco International Corp .............           5,883

  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----
                     CORE SMALL-CAP STOCK FUND (CONTINUED)

    100         Helmerich & Payne ..............................         $ 5,763
    265         Wiser Oil Co ...................................           4,886
    293         Quaker St Corp .................................           4,468
    137         Apache Corp ....................................           4,452
    143         Vintage Petroleum Inc ..........................           4,397
    275         HS Resources Inc ...............................           3,884
    152         Holly Corp .....................................           3,771
    200        +Pool Energy Services Co ........................           3,625
    105        +Barrett Resources Corp .........................           3,143
    212         Plains Resources Inc ...........................           3,127
    290         Getty Petroleum Corp ...........................           1,450
    140         Hondo Oil & Gas Co .............................             989
                                                                          ------
                                                                          65,855
                                                                          ------

                FINANCE (21.4%)
    632         Protective Life Corp ...........................          31,758
    653         Provident Financial Group Inc ..................          27,916
    570         Deposit Guaranty Corp ..........................          17,955
    460         Keystone Financial Inc .........................          14,375
    350         American Federal Bank ..........................          11,288
    556         Hilb, Rogal & Hamilton Co ......................           9,452
    354         F & M National Corp ............................           9,204
    270         Suffolk Bancorp ................................           7,763
    290         HCC Insurance Holdings Inc .....................           7,739
    319         State Auto Financial Corp ......................           7,177
    215         American Heritage Life Investors ...............           7,095
    202         New York Bancorp Inc ...........................           7,019
    168         National City Bancshares Inc ...................           6,972
    175         Wesbanco Inc ...................................           6,934
    139         Horace Mann Educator ...........................           6,811
    177         Community First Bankshares .....................           6,792
    142         Forest City Enterprises Inc Cl A ...............           6,780
    139         Banc One Corp ..................................           6,733
    177         First Western Bancorp Inc ......................           6,682
    180         Poe & Brown Inc ................................           6,660
    155         United Bankshares Inc ..........................           6,549
    163         Acordia Inc ....................................           6,520
    166         Crestar Financial Corp .........................           6,453
    137         Fort Wayne National Corp .......................           6,439
    118         US Bancorp Inc-Pa ..............................           6,431
    238         Fulton Financial Corp ..........................           6,415
    123         United Carolina Bancshares .....................           6,396
    236         First Source Corp ..............................           6,254
    212         Irwin Financial Corp ...........................           6,254
    155         First Financial Bancorp ........................           6,239
    128         Selective Insurance Group ......................           6,200
    146         One Valley Bancorp Inc .........................           6,132
    155         Susquehanna Bancshares Inc .....................           6,084
    142         Student Loan Corp ..............................           6,026
    217         Brenton Banks Inc ..............................           5,967
    151         Albank Financial Corp ..........................           5,964


                       See notes to financial statements                Page 6





TOMORROW FUND RETIREMENT TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)


  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----
                     CORE SMALL-CAP STOCK FUND (CONTINUED)

    141         Whitney Holding Corp ...........................         $ 5,957
    128         Banknorth Group Inc ............................           5,920
    154         Gallagher (Arthur J.) & Co .....................           5,814
    192         First Michigan Bank Corp .......................           5,808
    172         National Penn Bancshares Inc ...................           5,805
     95         Mercantile Bancorp Inc .........................           5,771
    196         Hubco Inc ......................................           5,684
    119         American General Corp ..........................           5,682
    258         National Commerce Bancorp ......................           5,676
    405         ALFA Corp ......................................           5,619
    154         RLI Corp .......................................           5,611
    272         NYMagic Inc ....................................           5,610
    185         First Merchants Corp ...........................           5,596
    135         First Commercial Corp ..........................           5,552
    140         Firstbank Ilinois Co ...........................           5,478
    125         BT Financial Corp ..............................           5,469
    125         JSB Financial Inc ..............................           5,406
    223         SEI Investment Co ..............................           5,380
    157         Citizens Banking Corp ..........................           5,377
    136         Associated Banc Corp ...........................           5,372
    142         United Fire & Casualty Co ......................           5,325
    248         First Commonwealth Financial Corp ..............           5,270
    130         CNB Bancshares Inc .............................           5,265
    324         Crawford & Co ..................................           5,265
    166         First Midwest Bancorp Inc ......................           5,260
    180         Bancorp South Inc ..............................           5,220
    190         Valley National Bancorp ........................           5,154
    239         Trustco Bank Corp ..............................           5,109
    125         Liberty Corp ...................................           5,094
    118         UMB Financial Corp .............................           5,089
    181         Zenith National Insurance ......................           4,887
    145         S&T Bancorp Inc ................................           4,857
    164        +UICI ...........................................           4,838
    511         Gainsco Inc ....................................           4,791
    112         MAF Bancorp ....................................           4,690
    257         Mid Am Inc .....................................           4,690
    113         Farmers Capital Bank Corp ......................           4,689
    155         Argonaut Group Inc .............................           4,572
    150         Bank Of Granite Corp ...........................           4,538
    137         Corus Bankshares Inc ...........................           3,870
     32        +SLH Corp .......................................           2,464
    113         Trust Company of New Jersey. ...................           2,175
                                                                         -------
                                                                         529,127
                                                                         -------

                HEALTH (4.9%)
    500        +Dura Pharmaceuticals Inc .......................          19,938
    200        +Agouron Pharmaceuticals Inc ....................          16,175
    649        +Tecnol Medical Products Inc ....................          14,440
    900         Integrated Device Technology Inc ...............           9,450
    800         Liposome Inc ...................................           7,150

  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----
                     CORE SMALL-CAP STOCK FUND (CONTINUED)

    155        +Medical Assurance Inc ..........................         $ 6,297
    175         West Inc .......................................           5,009
    274         Kinetic Concepts Inc ...........................           4,932
    100         Jones Medical Industries Inc ...................           4,750
    200         Pall Corp ......................................           4,650
    130         Seafield Capital Corp ..........................           4,647
    466        +Medco Research Inc .............................           4,485
    130         Diagnostic Products ............................           4,103
    102        +Synetic Inc ....................................           3,774
    305        +Advanced Magnetics Inc .........................           3,317
    134         Lunar Corp .....................................           2,915
    369        +Epitope Inc ....................................           2,906
  1,710        +Avatex Corp ....................................           2,031
    100        +Faulding Inc ...................................           1,225
                                                                         -------
                                                                         122,194
                                                                         -------

                INDUSTRIAL (13.3%)
    852         Oil-Dri Corp America ...........................          13,685
  2,020         GRC International, Inc .........................          11,110
    500         Tejon Ranch Co .................................           9,500
    519        +Allied Waste Industries Inc ....................           9,018
    262         Raymond Corp ...................................           8,556
    298         True North Communications ......................           7,375
    374         Penn Engineering & Manufacturing Corp ..........           7,340
    132         Tredegar Industries Inc ........................           7,326
    356         McGrath Rent Corp ..............................           7,298
    527         Graphic Industries .............................           6,983
    274         Wackenhut Corp Ser A ...........................           6,576
    177         Applied Industrial Technologies Inc ............           6,372
    237         Varlen Corp ....................................           6,369
    386        +ADVO Inc .......................................           6,273
    190         IDEX Corp ......................................           6,270
    133         Manitowoc Inc ..................................           6,218
    145         Stone & Webster, Inc ...........................           6,190
    109         NACCO Industries Inc Cl A ......................           6,152
    210         Brady W H Co ...................................           6,090
    222         Lawson Products Inc ............................           5,994
    402         Rollins Truck Leasing Corp .....................           5,980
    202         Baldor Electric Co .............................           5,972
    316         Woodhead Industries Inc ........................           5,965
    381         Kaman Corp Cl A ................................           5,858
    188         Graco Inc ......................................           5,664
    200        +Littelfuse, Inc ................................           5,650
    145        +USA Waste Services Inc .........................           5,601
    145         Donaldson Co ...................................           5,510
    133         Kimball International Inc. Cl B ................           5,353
    212         Amcast Industrial Corp .........................           5,300
    227         Landauer Inc ...................................           5,264
    267         ABM Industries Inc .............................           5,156
    107         Fisher Scientific International ................           5,082



Page 7                     See notes to financial statements





TOMORROW FUND RETIREMENT TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)


  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----
                     CORE SMALL-CAP STOCK FUND (CONTINUED)

    492        +Thermo Fibertek Inc ...........................         $  5,043
    155         Commercial Metals ..............................           4,999
    185         International Aluminum Corp ....................           4,902
    214         American Business Products .....................           4,868
    214         Albany International Corp Cl A .................           4,815
    120         Hughes Supply Inc ..............................           4,800
    117         American Filtrona Corp .........................           4,797
    247         X-Rite Inc .....................................           4,693
    679         UNR Industries Inc .............................           4,668
    139         Butler Manufacturing Co ........................           4,604
    243         Brown Group Inc ................................           4,541
    151         Standex International Corp .....................           4,530
    351         Dames & Moore Inc ..............................           4,344
    204        +Lydall Inc .....................................           4,310
    274         Cadmus Communications Corp .....................           4,247
    227        +Osmonics Inc ...................................           4,185
    211         Alico Inc ......................................           4,141
    172         Harland Co .....................................           3,924
    631         Insituform Technologies Cl A ...................           3,865
    217         Angelica Corp ..................................           3,798
    565        +Handleman Co ...................................           3,602
    151         Lilly Industries Inc Cl A ......................           3,039
    207         Commercial Intertech Corp ......................           2,885
    167        +Cuno Inc .......................................           2,797
    127        +Pre-Paid Legal Services Inc ....................           2,683
                                                                         -------
                                                                         328,130
                                                                         -------

                REAL ESTATE INVESTMENT TRUST (6.4%)
    427         BRE Properties Inc .............................          10,728
    734         United Dominion Realty Trust Inc ...............          10,414
    685         Burham Pacific Properties Inc ..................           9,419
    558         Western Investment Real Estate .................           7,742
    346         Universal Health Realty Income .................           6,552
    384         CRIIMI Mae Inc .................................           6,144
    129         Equity Residential Properties Trust ............           6,128
    430         First Union Real Estate ........................           6,074
    505         Berkshire Realty Co ............................           5,366
    242         MGI Properties .................................           5,339
    136         National Health Investors, Inc .................           5,338
    210         American Health Properties .....................           5,276
    193         Federal Realty Investment ......................           5,211
    293         Washington Real Estate .........................           5,201
    439         IRT Property Co ................................           5,158
    302         Kranzco Realty Trust SBI .......................           5,134
    335         Commercial Net Lease Realty ....................           5,130
    290        +Getty Realty Corp ..............................           5,111
    381         Taubman Centers Inc ............................           5,048
    276         LTC Properties Inc .............................           5,003
    152         Omega Healthcare Investors Inc .................           4,968
    203         Allied Capital Comercial Corp ..................           4,872
    213         Penn Real Estate Investment ....................           4,779

  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----

                     CORE SMALL-CAP STOCK FUND (CONTINUED)

    196         Health Care Reit, Inc ..........................         $ 4,765
    269         Ramco-Gershenson Properties ....................           4,741
    207         Nationwide Health ..............................           4,554
    189         Bradley Real Estate Inc ........................           3,638
     51         Wellsford Real Properties Trust SBI ............             561
                                                                         -------
                                                                         158,394
                                                                         -------

                TECHNOLOGY (10.0%)
    362         Novellus Systems Inc ...........................          31,313
    644        +Vitesse Semiconductor Corp .....................          21,051
  2,025        +Chips And Technologies Inc .....................          21,009
    294        +Lattice Semiconductor Corp .....................          16,611
    700         VlSI Technologies Inc ..........................          16,538
    335         Kent Electronics Corp ..........................          12,290
    934        +Trident Microsystems Inc .......................          10,507
    300        +Microchip Technology Inc .......................           8,925
    572         Daniel Industries ..............................           8,830
    164        +Keane Inc ......................................           8,528
    119         CTS Corp .......................................           8,204
    510         Bell Industries Inc ............................           7,969
    111         Thiokol Corp ...................................           7,770
    227         MTS Systems Corp ...............................           6,924
    114         Fluke Corp .....................................           6,755
    183        +Esterline Technologies Corp ....................           6,439
    100        +Sanmina Corp ...................................           6,350
    233         Cubic Corp .....................................           6,058
    163        +Tekelec ........................................           5,766
    171         Analysts International Corp ....................           5,729
    101        +Sequa Corp Cl A ................................           5,694
    109        +Dionex Corp ....................................           5,586
    241         Boole & Babbage Inc ............................           5,121
    123        +BRC Holdings Inc ...............................           4,674
    162        +DH Technology Inc ..............................           2,632
                                                                         -------
                                                                         247,273
                                                                         -------

                TRANSPORTATION (1.6%)
    646         Yellow Corp ....................................          14,454
    192        +Swift Transportation Co Inc ....................           5,664
    174         Expeditors International .......................           4,937
    276         International Shipholding Corp .................           4,709
    493         Frozen Foods Express Industries ................           4,252
    199         Hunt J B Transportation Services Inc ...........           2,960
    109         Circle International Group Inc .................           2,875
                                                                          ------
                                                                          39,851
                                                                          ------

                UTILITIES (11.9%)
    529         KN Energy Inc ..................................          22,284
    294         Puget Sound Energy Inc .........................           7,791
    349         Philadelphia Suburban Corp .....................           6,675
    116         SJW Corp .......................................           6,090
    188         Oneok Inc ......................................           6,051



                       See notes to financial statements                 Page 8


TOMORROW FUND RETIREMENT TRUST

SCHEDULE OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)


  NUMBER
 OF SHARES                         SECURITY                              VALUE
 ---------                         --------                              -----
                     CORE SMALL-CAP STOCK FUND (CONTINUED)

    307         United Water Resources Inc .....................         $ 5,948
    274         Northwestern Public Service ....................           5,891
    173         Energen Corp ...................................           5,828
    132         California Water Services Co ...................           5,808
    218         Pennsylvania Enterprises Inc ...................           5,573
    228         Connecticut Energy Corp ........................           5,529
    193         Black Hills Corp ...............................           5,501
    218         Yankee Energy System ...........................           5,341
    137         Wicor Inc ......................................           5,334
    157         North Carolina Natural Gas Corp ................           5,240
    320         St Joseph Light & Power ........................           5,240
    152         Central Hudson Gas & Electric Corp .............           5,234
    127         Cilcorp Inc ....................................           5,231
    282         Easterns Utilities Assoc .......................           5,147
    214         MDU Resources Group Inc ........................           5,136
    163         New Jersey Resources Corp ......................           5,114
    201         SIG Corp Inc ...................................           5,100
    198         Piedmont Natural Gas Inc .......................           5,086
    210         Atmos Energy Corp ..............................           5,040
    185         Aquarion Co ....................................           4,995
    402         Central Maine Power Co .........................           4,975
    203         Southern California Water Co ...................           4,974
    302         Cascade Natural Gas Corp .......................           4,945
    199         Indiana Energy Inc .............................           4,863
    185         Northwest Natural Gas Co .......................           4,845
    156         E Town Corp ....................................           4,817
    246         Western Gas Resources Inc ......................           4,797
    204         United Cities Gas Co ...........................           4,794
    202         Green Mountain Power ...........................           4,785
    249         Public Service Co ..............................           4,778
    194         Commonwealth Energy System .....................           4,644
    211         Laclede Gas Co .................................           4,589
    207         UGI Corp .......................................           4,580
    155         IES Industries Inc .............................           4,572
    116        +Tejas Gas Corp .................................           4,553
    222         Madison Gas & Electric .........................           4,551
    137         Otter Tail Power Co ............................           4,521
    203         South Jersey Industries ........................           4,517
    168         Bay State Gas ..................................           4,473
    258         Empire District Electric .......................           4,467
    248         Public Service Co of New Mexico ................           4,433
    129         Orange & Rockland Utilities ....................           4,338
    197         CTG Resources Inc ..............................           4,334
    161         WPS Resources Corp .............................           4,307
    203         Colonial Gas Co ................................           4,276
    183         TNP Entreprise Inc .............................           4,243
    121         Eastern Enterprises ............................           4,212
    132         United Illuminating ............................           4,076
    454         Citizens Utilities Co Cl B .....................           3,633
    299         Central Vermont Public Services Corp ...........           3,308
    137         Consumers Water Co .............................           2,432
                                                                         -------
                                                                         293,839
                                                                         -------


                                                                           VALUE
                                                                           -----
                     CORE SMALL-CAP STOCK FUND (CONTINUED)

                TOTAL INVESTMENTS (95.6%)
                 (Cost $2,005,830) .............................      $2,361,771

                OTHER ASSETS IN EXCESS
                 OF LIABILITIES (4.4%) .........................         108,560
                                                                      ----------
                TOTAL NET ASSETS (100.0%) ......................      $2,470,331
                                                                      ==========

 +   Non-Income producing security.



Page 9                       See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 1997 (UNAUDITED)


                                                           CORE          CORE
                                                          LARGE-        SMALL-
                                                           CAP           CAP
                                                           ---           ---

     ASSETS
Investments at value (+) ...........................   $ 2,207,931    $ 2,361,771
Cash and cash equivalents ..........................       210,134        109,510
Receivable for securities sold .....................             0         37,962
Receivable from Adviser ............................         6,492          7,243
Dividends and interest receivable ..................         2,921          3,781
Deferred organizational costs and
         prepaid expenses ..........................        36,607         36,638
                                                        ----------     ----------
                                                         2,464,085      2,556,905
                                                        ----------     ----------
     LIABILITIES
Organization costs payable .........................        51,083         51,083
Other accrued expenses .............................        38,916         35,491
                                                        ----------     ----------
                                                            89,999         86,574
                                                        ----------     ----------
     NET ASSETS ....................................   $ 2,374,086    $ 2,470,331
                                                       ===========    ===========

NET ASSETS REPRESENTED BY:
Shares of beneficial interest (par $0.001) .........   $       185    $       298
Paid-in surplus ....................................     2,009,024      2,030,850

Accumulated undistributed net investment income ....         7,013         15,638
Undistributed realized gains on investments ........         4,370         67,604
Net unrealized appreciation on investments .........       353,494        355,941
                                                        ----------     ----------
NET ASSETS .........................................   $ 2,374,086    $ 2,470,331
                                                       ===========    ===========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
         ADVISER SHARES:
Shares of beneficial interest issued and outstanding       184,720        297,579
                                                        ----------     ----------

Net asset value per share ..........................   $     12.85    $      8.30
                                                       ===========    ===========

(+) Investments at cost ............................     1,854,437      2,005,830

UNREALIZED APPRECIATION/(DEPRECIATION): *
         Gross appreciation ........................       386,071        435,788
         Gross depreciation ........................       (32,577)       (79,847)
                                                        ----------     ----------
NET UNREALIZED APPRECIATION ........................       353,494        355,941
                                                       ===========    ===========


* Based on cost of securities for Federal Income tax purposes which does not differ from book cost.


                       See notes to financial statements                 Page 10



TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)             CORE     CORE


                                                              CORE        CORE
                                                              LARGE       SMALL
                                                               CAP         CAP
                                                               ---         ---


INVESTMENT INCOME:
Dividends ...............................................   $  19,781    $  27,347
                                                            ---------    ---------
Other ...................................................          74           66
                                                            ---------    ---------
                                                               19,855       27,413
                                                            ---------    ---------
EXPENSES:
Investment advisory fees - Note 5 .......................       6,734        7,905
Administration fees - Note 5 ............................         808          949
Fund accounting fees ....................................      18,534       17,534
Professional fees .......................................      14,805       13,969
Registration fees and expenses ..........................      13,912       12,796
Transfer agent fees and expenses (Institutional Shares) .      10,732       10,832
Custodian fees and expenses .............................       6,926        6,442
Amortization of organization costs ......................       5,205        5,205
Trustees' fees and expenses .............................       4,401        2,983
Shareholders' reports ...................................       1,957        3,015
Other expenses ..........................................       1,092        1,143
                                                            ---------    ---------
Total Expenses ..........................................      85,106       82,773
Less fees waived by Adviser and Administrator - Note 5 ..      (7,542)      (8,854)
Less expenses reimbursed by adviser - Note 5 ............     (65,584)     (59,814)
Less expenses paid indirectly - Note 7 ..................        (756)        (929)
                                                            ---------    ---------
NET EXPENSES ............................................      11,224       13,176
                                                            ---------    ---------
NET INVESTMENT INCOME ...................................       8,631       14,237
                                                            ---------    ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
         Net realized gain on investments ...............       4,213       65,492
         Change in unrealized appreciation on Investments     245,323      155,316

NET GAIN ON INVESTMENTS .................................     249,536      220,808
                                                            ---------    ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....   $ 258,167    $ 235,045
                                                            =========    =========


Page 11                 See notes to financial statements

TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                           CORE LARGE CAP               CORE SMALL CAP
                                                           --------------               --------------
                                                          SIX                           SIX
                                                         MONTHS        PERIOD         MONTHS        PERIOD
                                                          ENDED        ENDED          ENDED         ENDED
                                                        6/30/97+      12/31/96*     6/30/97+       12/31/96*
                                                        --------      ---------     --------       ---------


OPERATIONS:
Net investment income ..........................   $     8,631    $    13,181    $    14,237    $    24,432
Net realized gain on investments ...............         4,213         29,755         65,492         25,143
Change in unrealized appreciation on investments       245,323        108,171        155,316        200,625
NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS .............       258,167        151,107        235,045        250,200
                                                  ----------------------------   --------------------------
DIVIDENDS AND DISTRIBUTIONS TO
     SHAREHOLDERS FROM:
Net investment income ..........................             0        (14,799)             0        (23,031)
Net realized capital gains .....................             0        (29,598)             0        (23,031)
                                                  ----------------------------   --------------------------
DECREASE IN NET ASSETS DUE TO
         DIVIDENDS AND DISTRIBUTIONS ...........             0        (44,397)             0        (46,062)
                                                  ----------------------------   --------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Received on issuance:
Shares sold ....................................       915,399      1,720,086        811,633      1,801,897
Shares issued in reinvestment
         of dividends and distributions ........             0         44,396              0         46,062
Shares redeemed ................................      (370,612)      (400,060)      (543,738)       (84,706)
                                                  ----------------------------   --------------------------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ...       544,787      1,364,422        267,895      1,763,253

TOTAL INCREASE IN NET ASSETS ...................       802,954      1,471,132        502,940      1,967,391

NET ASSETS:
Beginning of period ............................     1,571,132        100,000      1,967,391              0
                                                  ----------------------------   --------------------------
End of period + ................................   $ 2,374,086    $ 1,571,132    $ 2,470,331    $ 1,967,391
                                                  ============================   ==========================

+ Includes undistributed/(overdistributed
         net investment income                          $7,013       ($1,618)        $15,638         $1,401
                                                  ============================   ==========================

+        Unaudited.
*        Commencement of operations February 6, 1996.

TOMORROW FUNDS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. GENERAL

   The Tomorrow Long-Term Retirement Fund ("Long-Term Fund"), Tomorrow Medium-Term Retirement Fund ("Medium-Term Fund"), Tomorrow Short-Term Retirement Fund ("Short-Term Fund"), Core Large-Cap Fund (Large-Cap Fund") and Core Small-Cap Fund ("Small -Cap Fund") are separate funds of the Tomorrow Funds
Retirement Trust (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company. All of the funds are diversified. The accompanying financial statements and notes relate to the Large-Cap Fund and Small Cap Fund only (collectively the "Funds").

   The  Trust   offers  two  classes  of  shares:   Adviser   Class  Shares  and
Institutional Class Shares. Adviser Shares and Institutional Shares are substantially the same except that Adviser Shares bear the fees payable under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Act (the "Distribution Plan") at an annual rate of up to 0.50% of the average daily net assets attributable to the Adviser Shares; Institutional Shares bear the fees that are payable under a Service Plan (the "Service Plan") at an annual rate of up to 0.25% of the average daily net assets attributable to the Institutional Shares. In addition to fees paid pursuant to the Distribution Plan and Service Plan, each class also bears the expense associated with transfer agent fees.

   Investment income, expenses (other than expenses incurred under the Distribution Plan, the Service Plan and transfer agent fees and expenses), and realized and unrealized gains and losses on investments of a Fund are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

   The Funds first commenced offering Institutional shares on February 6, 1996. There are currently no shares outstanding for the Adviser Class of the Large Cap Fund and Small Cap Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

PORTFOLIO VALUATION

   Common Stock- Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price on such exchange as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day that the Funds calculate their net asset values. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices.

   Bonds- Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Funds' portfolios are valued by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchange or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

   Money Market Securities- Investments in money market and other short-term (60 days or less) securities are valued at amortized cost, which has been determined by the Trust's Board of Trustees to represent the fair market value of such securities.

   Foreign Securities- Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day that the Fund's calculate their net asset values. Unlisted foreign securities and listed foreign securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

   Certain risks result from investing in foreign securities in addition to the usual risk inherent in domestic investments. Such risks include future political, economical and currency exchange developments including restrictions and changes in foreign law.

TOMORROW FUNDS RETIREMENT TRUST

SECURITY TRANSACTIONS AND INVESTMENT INCOME
   Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded utilizing the identifiecation method. Interest income is recognized on an accrual basis and dividend income is recognized on ex-dividend date. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis.

   During the six months ended June 30, 1997, none of the Funds in the Trust entered into the following transactions: futures, options, forward currency contracts or foreign currency transactions.

FEDERAL INCOME TAXES
   Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal tax or excise tax provisions are required. The federal income tax basis of investments approximates cost.

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from Net investment Income- Dividends from net investment income are declared and paid annually when available for each Fund and are recorded on ex-dividend date.

   Distributions from Capital Gains- Distributions from capital gains are declared by December 31 of the year in which they are earned and are paid by January 31 of the following year. However, to the extent that the net realized gains of a Fund can be offset by capital loss carryovers of that Fund, such gains will not be distributed.

   The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

USE OF ESTIMATES
   Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

3. ORGANIZATIONAL EXPENSES
   Weiss, Peck & Greer. L.L.C. ("WPG"), the Funds' investment Adviser, paid the organizational expenses of the Funds in the amount of approximately $102,000 ($51,000 each for the Large Cap and Small Cap Funds). The Funds will reimburse WPG for these expenses which have been deferred and are being amortized by the Funds on a straight line method over a period of five years from the commencement of operations.

4. EXPENSES

The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective Funds.

TOMORROW FUNDS RETIREMENT TRUST
Notes to Financial Statements (Unaudited) - (continued)

5- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The Trust, with respect to each Fund, has entered into an Investment Advisory Agreement with WPG which entitles WPG to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its advisory fee applicable to the Funds for the six months ended June 30, 1997.

   WPG has agreed to voluntarily limit each Fund's total operating expenses, (excluding taxes, brokerage commissions, interest, dividends paid on securities sold short and extraordinary legal fees and expenses) to 1.50% of the average daily net assets. WPG will reduce its advisory fee (but not below $0) when the total operating expenses exceed these limits.

   The Trust has entered into an Administration Agreement with WPG. For its administrative services, WPG is entitled to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.09% of each Fund's average daily net assets. WPG voluntarily agreed not to impose its administration services fee applicable to the funds for the six months ended June 30, 1997.

   The Trust with respect to the Institutional Class of each Fund has also adopted a Service Plan ( the "Institutional Service Plan") pursuant to which each Fund has agreed to pay fiduciaries of retirement plans investing in the Funds a fee for various services and/or account maintenance services relating to the Institutional Class Shares. The Institutional Service Plan fee is accrued daily and paid quarterly at an annual rate of up to 0.25% of the average daily net asset value attributable to the Institutional Class Shares of each Fund, and is borne solely by the Institutional Class Shares. For the six months ended June 30, 1997 no such payments were made for the Large Cap Fund and Small Cap Fund.

6. SECURITIES TRANSACTIONS

Sale proceeds, cost of securities sold and purchased, (other than short term investments and options written), total commissions and commissions received by WPG on such transactions for the six months ended June 30, 1997 were as follows:



               PROCEEDS      COST OF        COMMISSIONS
            OF SECURITIES    SECURITIES       TOTAL           RECEIVED
                SOLD         PURCHASED      COMMISSIONS        BY WPG
                ----         ---------      -----------        ------

Large Cap     $188,170       $584,357         $  519           $  519
Small Cap      268,573        500,959            875              722


7. CUSTODIAN FEES

Each Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds' custodian fee and related offset for the six months ended June 30, 1997 were $11,048 and $1,941, respectively, for the Large-Cap Fund and $13,201 and $468, respectively, for the Small-Cap Fund. The Funds could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset agreement with its custodian.

TOMORROW FUNDS RETIREMENT TRUST

8. CAPITAL SHARE TRANSACTIONS
   Transaction in shares of the Funds are summarized below:



CORE LARGE CAP

                                                                           FOR THE PERIOD
                                             SIX MONTHS ENDED             FEBRUARY 6, 1997*
                                        JUNE 30, 1997 (UNAUDITED)     THROUGH DECEMBER 31, 1996
                                        -------------------------     -------------------------
                                           SHARES       AMOUNT           SHARES       AMOUNT
                                           ------       ------           ------       ------

INSTITUTIONAL CLASS SHARES
         Sold                              76,391    $   915,399       161,419    $ 1,720,086
         Reinvested from dividends
            and distributions                --             --           3,905         44,396
         Redeemed                         (31,794)      (370,612)      (35,201)      (400,060)
                                          -------       --------       -------       --------
Net increase                               44,597    $   544,787       130,123    $ 1,364,422
                                           ======    ===========       =======    ===========


CORE SMALL CAP
                                                                         FOR THE PERIOD
                                             SIX MONTHS ENDED            FEBRUARY 6, 1997*
                                        JUNE 30, 1997 (UNAUDITED)     THROUGH DECEMBER 31, 1996
                                        -------------------------     -------------------------
                                          SHARES       AMOUNT          SHARES        AMOUNT
                                          ------       ------          ------        ------
INSTITUTIONAL CLASS SHARES
Sold                                      104,358    $  811,633        268,942    $ 1,801,897
Reinvested from dividends
         and distributions                    --           --            6,191         46,062
Redeemed                                  (70,240)     (543,738)       (11,672)       (84,706)
                                          -------       --------       -------       --------
Net increase                               34,118    $  267,895        263,461    $ 1,763,253
                                           ======    ===========       =======    ===========

* (Initial offering date).



TOMORROW FUNDS RETIREMENT TRUST

FINANCIAL HIGHLIGHTS


$ PER SHARE


                                                            NET
                                        NET              REALIZED     TOTAL    DIVIDENDS   DISTRI-              NET
                                       ASSET                AND       INCOME     FROM      BUTIONS             ASSET
                                      VALUE AT    NET   UNREALIZED     FROM      NET       FROM    TOTAL     VALUE AT
                                     BEGINNING INVESTMENT  GAINS    INVESTMENT INVESTMENT  CAPITAL DISTRI-     END OF     TOTAL
                                     OF PERIOD  INCOME  SECURITIES  OPERATIONS  INCOME      GAINS  BUTIONS    PERIOD      RETURN!
                                     ---------  ------  ----------  ----------  ------      -----  -------    ------      -------
LARGE CAP - INSTITUTIONAL SHARES
For the period February 6, 1996*
         through December 31, 1996   $   10.00     0.10     1.24        1.34    (0.11)    (0.02)    (0.13)    $ 11.21     15.35%
For the six months ended
         June 30, 1997 (Unaudited)       11.21     0.05     1.59        1.64     0.00      0.00      0.00       12.85     14.63%

SMALL CAP - INSTITUTIONAL SHARES
For the period February 6, 1996*
         through December 31, 1996        6.50    0.10     1.05        1.15     (0.09)    (0.09)    (0.18)       7.47     17.70%
For the six months ended
         June 30, 1997 (Unaudited)        7.47    0.05     0.78        0.83      0.00      0.00      0.00        8.30     11.11%






                                                                        RATIOS
                                                                                       RATIO INFORMATION
                                                                                   ASSUMING NO FEE WAVIER
                                                                                     REIMBURSEMENTS OR
                                                                                         CUSTODY FEE
                                                         RATIO OF                EARNINGS CREDIT RECEIVED
                                                 RATIO OF  NET                   ------------------------
                                               EXPENSES  INCOME TO                   RATIO OF       RATIO OF
                                      NET     TO AVERAGE AVERAGE PORTFOLIO AVERAGE   EXPENSES       NET INCOME
                                    ASSETS        NET     NET    TURNOVER COMMISSION TO AVERAGE TO    AVERAGE
                                    (000's)    ASSETS+   ASSETS+  RATE!   PER SHARE  NET ASSETS     NET ASSETS
                                    -------    -------   -------  -----   ---------  ----------     ----------

LARGE CAP - INSTITUTIONAL SHARES
For the period February 6, 1996*
         through December 31, 1996   $1,571      1.25%   1.67%   48.62%$     0.0350     18.89%       -15.97%
For the six months ended
         June 30, 1997 (Unaudited)    2,374      1.25%   0.96%   10.42%      0.0350      9.48%        -7.27%

SMALL CAP - INSTITUTIONAL SHARES
For the period February 6, 1996*
         through December 31, 1996    1,967      1.25%   2.02%   11.46%      0.0350     12.96%        -9.69%
For the six months ended
         June 30, 1997 (Unaudited)    2,470      1.25%   1.35%   12.78%      0.0350      7.85%        -5.25%


 +    Annualized.
 !    Not annualized.
 *    Commencement of operations.


                       See notes to financial statements

                                 TOMORROW FUNDS
                                RETIREMENT TRUST

                    ---------------------------------------
                     ONE NEW YORK PLACE, NEW YORK, NY 10004
                                 (800) 223-3332






INDEPENDENT TRUSTEES AND MEMBERS
OF AUDIT COMMITTEE
Raymond R. Herrmann, Jr.
Lawrence J. Israel
Harvey E. Sampson


OFFICERS

ROGER J. WEISS
  Chairman of the Board, President and Trustee

JAY C. NADEL
  Executive Vice President and Secretary

FRANCIS H. POWERS
  Executive Vice President and Treasurer

DANIEL CARDELL
  Vice President

JOSEPH J. REARDON
  Vice President

DANIEL S. VANDIVORT
  Vice President

JOSEPH PARASCONDOLA
  Assistant Vice President

INVESTMENT ADVISER
Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
First Data Investor Services Group, Inc.
4400 Computer Drive
Westboro, MA  01581-5120

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109




This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Tomor row Funds Retirement Trust. Such offering is made only by prospectus, which includes details as to offering and other material information.